3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies Policies
Principles of Consolidation

 The accompanying consolidated financial statements include the accounts of Latitude Global, Inc. and its wholly owned limited liability companies (the Venues). Intercompany transactions and balances have been eliminated in consolidation.

Business Segment	The Company operates a business segment which is comprised of the operating activities of the Venues.
Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reported period. Actual results could differ from those estimates.

Cash and Cash Equivalents	The Company considers all highly liquid investments with an original term of three months or less to be cash equivalents.
Restricted Cash

The company has restrictions on the use of funds held in certain accounts which may only be used for debt repayments due to a financial institution. As of December 31, 2013 and 2012 the restricted balances were $318,646, and $2,320,326 respectively.

Accounts Receivables - trade

Trade receivables include amounts due from credit card sales and from customers on past held group events, less any allowance for doubtful accounts. Interest is not accrued on overdue accounts receivable.

Other receivables include amounts due from landlords for retainage related to venues’ constructions.

Inventories	Inventories primarily consist of food, beverages and game redemption items. Inventories are accounted for at lower of cost or market using the average cost method. Spoilage is expensed as incurred.
Property and Equipment

Property and equipment is recorded at cost and is depreciated over the assets' estimated useful lives using the straight-line method. Leasehold improvements are amortized using the straight-line method over the lesser of the estimated useful life of the asset or the term of the related lease. The estimated lives for equipment, furniture and fixtures, and computers range from three to ten years. The estimated life for leasehold improvements is twenty years. The cost of repairs and maintenance are expensed when incurred, while expenditures for major betterments and additions are capitalized. Gains and or losses are recognized on disposals or sales.

Long-Lived Assets

The Company reviews long-lived assets and certain identifiable intangibles subject to amortization for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. There was no impairment losses recognized in 2013 or 2012.

Revenue Recognition

Revenues from the operation of the facilities are recognized when sales occur. The revenue from electronic gift cards is deferred when purchased by the customer and revenue is recognized when the gift cards are redeemed. The revenue from electronic gift cards deferred as of December 31, 2013 and December 31, 2012 were approximately $106,000 and $72,000, respectively.

Convertible Debentures

The Company accounts for the equity instruments issued in connection with convertible debt pursuant to ASC Topic 470-20 “Debt with Conversion and Other Options.” Proceeds received from the issuance of debt with equity are allocated between the components issued based upon their relative fair values. The amounts allocated to equity are accounted for as paid-in capital with an offset allocated to discounts of convertible debt. The Company amortizes the discount to interest expense, over the life of the respective debt using the effective interest method. The Company recognizes gain or loss on extinguishments and modifications of convertible debentures that create a substantial change in terms of the modified or converted debt.

Issuances Involving Non-cash Consideration

All issuances of the Company’s stock for non-cash consideration have been assigned a dollar amount equaling the market value of the shares issued on the date the shares were issued for such services and property. The non-cash consideration paid pertains to additional consideration issued in the issuance of convertible debt, payment on accrued interest, employee compensation and consulting services.

Stock Based Compensation

The Company accounts for stock-based compensation under ASC Topic 505-50, formerly Statement of Financial Accounting Standards (“SFAS”) No. 123R, "Share-Based Payment” and SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure - An amendment to SFAS No. 123.” These standards define a fair-value-based method of accounting for stock-based compensation. In accordance with SFAS Nos. 123R and 148, the cost of stock-based compensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-based award is determined using the Black-Scholes option-pricing model, whereby compensation cost is the excess of the fair value of the award as determined by the pricing model at the grant date or other measurement date over the amount that must be paid to acquire the stock. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period. During the year ended December 31, 2013, the Company recognized stock-based compensation of expense totaling approximately $44,666,871, of which $539,589 was recognized through the vesting of 386,000 common stock options; $34,408,543 was recognized through the amortization of discounts on the vesting of 14,141,352 common stock warrants that were granted in connection with the issuance short-term convertible debt; $5,047,105 was recognized through the amortization of discounts on the issuance of 3,749,081 common shares $1,201,630 was recognized as interest expense on the issuance of 773,450 common shares in connection with the issuance of short term demand loans, and $1,670,785 was recognized for consulting services on the issuance of 791,595 shares of common stock $8,000 was recognized for legal services on the issuance of 20,000 shares of common stock, and $1,791,219 was recognized in connection with 625,073 common shares issued to various employees. In addition, the Company issued 700,573 shares of its common stock for services rendered in the construction of its venues valued at $2,101,719. During the year ended December 31, 2012, the Company recognized stock-based compensation of expense totaling approximately $21,087,298, of which $438,782 was recognized through the vesting of 150,000 common stock options $14,638,493 was recognized through the amortization of discounts on the vesting of 4,980,500 common stock warrants that were granted in connection with the issuance short-term convertible debt, $4,778,645 was recognized through the amortization of discounts on the issuance of 3,094,893 common shares in connection with the short-term convertible debt, and $1,431,378 was recognized for consulting services the issuance of 578,476 shares of common stock. In addition, the Company issued 132,895 shares of its common stock and 120 shares of its preferred stock for services rendered in the construction of its venues valued at $518,685.

Loss per Share of Common Stock

The Company reports earnings (loss) per share in accordance with ASC Topic 260-10, "Earnings per Share." Basic earnings (loss) per share are computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings (loss) per share have not been presented since the effect of the assumed conversion of warrants and debt to purchase common shares would have an anti-dilutive effect. Potential common shares as of December 31, 2013 that have been excluded from the computation of diluted net loss per share amounted to 29,315,620 shares and include 19,569,625 warrants, 386,000 options and $20,034,199 of debt and accrued interest convertible into 9,359,995 shares of the Company’s common stock. Of the 29,315,620 potential common shares at December 31, 2013, all were vested. Potential common shares as of December 31, 2012 that have been excluded from the computation of diluted net loss per share amounted to 9,413,710 shares and include 4,980,500 warrants, 120,000 options and $10,571,027 of debt and accrued interest convertible into 4,313,210 shares of the Company’s common stock. Of the 9,413,710 potential common shares at December 31, 2012, all were vested.

Advertising Costs

Advertising costs are expensed as incurred. Sponsorship costs are capitalized and amortized to expense over the sponsorship periods. Advertising costs as of December 31, 2013 and December 31, 2012 were approximately $2,000 and $800, respectively.

Comprehensive Income (Loss)

Comprehensive income (loss) and its components are required to be classified by their nature in the financial statements, and display the accumulated balance of other comprehensive income separately from members’ capital and non-controlling interest in the accompanying balance sheets. There are no other components of comprehensive income (loss) other than the Company’s net loss for the periods presented.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash.

The Company maintains cash balances at several banks. Accounts at each institution are insured by the Federal Deposit Insurance Corporation ("FDIC"). Interest bearing accounts are insured up to $250,000 and non-interest bearing accounts have no limitation. From time to time, the Company may have cash in financial institutions in excess of federally insured limits. As of December 31, 2013 and December 31, 2012, the Company did not have cash in excess of FDIC limits.

During the year ended December 31, 2013, one supplier represented approximately 46% of the Company’s purchases.